Condensed Consolidated Statements of Comprehensive Income (Q1) (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Tax (expense) benefit of postretirement benefits gain (loss)	$ (146)	$ 47	$ 6,808	$ (1,868)	$ 2,764